Other Operating Income	12 Months Ended
Dec. 31, 2022
Other operating income [abstract]
Other operating income
6	Other operating income

	2020	2021	2022
	RMB’000	RMB’000	RMB’000
Government grants (a)	61,296	35,944	33,055
Rental income from investment properties (note 17)	81,608	81,923	75,159
Others	5,772	7,438	2,427

	148,676	125,305	110,641

(a)	Government grants
Grants related to R&D, other tax refund and subsidies are included in the government grants line item. There are no unfulfilled conditions or other contingencies attaching to these grants.